Annual Total Returns [BarChart] - First Trust Technology AlphaDEX Fund - First Trust Technology AlphaDEX Fund	Dec. 01, 2020
Bar Chart Table:
2010	26.41%
2011	(11.65%)
2012	8.97%
2013	37.73%
2014	16.38%
2015	(3.30%)
2016	15.42%
2017	35.80%
2018	2.69%
2019	38.79%